Offerings - Offering: 1	Feb. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,224.80
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284812) on February 11, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement. There is being registered hereunder an indeterminate number of shares of common stock, as may be issued and sold from time to time by the Registrant. In no event will the aggregate offering price of the common stock issued by the Registrant pursuant to this prospectus supplement exceed $8,000,000. Pursuant to Rule 416(a), this prospectus supplement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.